EQUITY - Additional Information (Details) R$ in Thousands			3 Months Ended
	Apr. 20, 2026 shares	Mar. 31, 2026 shares	Mar. 31, 2026 shares	Jun. 30, 2026 BRL (R$)
Disclosure of classes of share capital [line items]
Stockholders equity note, stock split, denominator (in shares)	150,000
Increase in shares capital authorized | R$				R$ 30,000,000
Common shares
Disclosure of classes of share capital [line items]
Conversion of preferred shares			75
Shares buyback plan (in shares)		9,121,804	9,121,804
Effective time to buyback shares		18 months